UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

Deutsche State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 88.6%
Massachusetts 84.9%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,774,757
Series A, 4.0%, 4/1/2028	3,435,000	3,775,821
Series A, 4.0%, 3/1/2029	2,500,000	2,764,675
Series A, 4.75%, 4/1/2029	3,900,000	4,396,353
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035*	1,895,000	1,435,500
AMT, 8.0%, 9/1/2035*	960,000	192,547
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,172,744
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,528,527
Series A, 5.0%, 11/1/2030	500,000	588,995
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,310,560
Series A, 5.0%, 11/1/2030	1,270,000	1,455,153
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026	7,645,000	8,787,392
5.0%, 5/15/2027	2,295,000	2,632,480
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	275,000	292,845
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,759,437
Series A, 5.25%, 7/1/2034	1,700,000	1,905,173
Series B, 6.2%, 3/1/2016	1,120,000	1,149,344
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	12,360,638
Series C, ETM, 5.0%, 7/1/2015	190,000	194,628
Series C, ETM, 5.0%, 7/1/2016	75,000	80,207
Series B, 5.0%, 7/1/2035	3,970,000	4,513,175
Series A, 5.25%, 7/1/2021	2,000,000	2,439,360
Series C, ETM, 5.5%, 7/1/2017	165,000	184,967
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	3,000,000	3,004,140
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: NATL	2,600,000	2,790,268
Massachusetts, State Central Artery:
Series A, 0.02% **, 12/1/2030, SPA: Bank of America NA	15,000,000	15,000,000
Series B, 0.02% **, 12/1/2030, SPA: U.S. Bank NA	11,350,000	11,350,000
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,164,160
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond, Series 18, 5.0%, 2/1/2040 (a)	3,000,000	3,508,980
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,570,400
Massachusetts, State College Building Authority Project Revenue:
Series A, Prerefunded, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	2,793,323
Series A, 5.5%, 5/1/2039	5,730,000	6,544,405
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,250,960
Massachusetts, State Consolidated Loan, Series A, 0.02% **, 3/1/2026, SPA: Wells Fargo Bank NA	1,250,000	1,250,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	16,007,040
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance:
Series A7, 0.04% **, 1/1/2029, SPA: TD Bank NA	2,120,000	2,120,000
Series B, 5.0%, 1/1/2035	4,500,000	5,106,060
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,807,300
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,452,185
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,102,700
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,662,135
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,139,140
Series R-1, 5.0%, 7/1/2031	3,000,000	3,387,330
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series V-1, 5.0%, 10/1/2029	3,400,000	3,892,694
Series X, 5.0%, 10/1/2048	1,500,000	1,671,990
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	559,810
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,697,460
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	327,629	328
Series A-2, 5.5%, 11/15/2046	65,870	53,395
Series A-1, 6.25%, 11/15/2026	1,235,770	1,104,531
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	561,990
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,898,875
Massachusetts, State Development Finance Agency Revenue, Northern Berkshire Healthcare:
Series A, 144A, 6.0%, 2/15/2043*	186,483	80,178
Series B, 2/15/2043*	148,035	2
Series C, 144A, 2/15/2043*	230,740	2
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series K-1, 0.03% **, 7/1/2046, SPA: Wells Fargo Bank NA	1,200,000	1,200,000
Series L, 5.0%, 7/1/2036	500,000	567,660
Series L, 5.0%, 7/1/2041	2,000,000	2,251,600
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,193,050
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	4,070,325
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	9,293,567
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,877,335
5.0%, 9/1/2045	2,000,000	2,203,540
Massachusetts, State General Obligation:
Series A, 0.616% ***, 11/1/2018	5,000,000	5,057,600
Series A, 5.0%, 3/1/2034	5,000,000	5,652,450
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,731,421
Series A, 5.0%, 10/1/2037	9,860,000	10,776,980
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,523,648
Series E-1, 5.125%, 7/1/2038	1,500,000	1,619,400
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	777,448
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,520,000	1,783,902
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	6,254,875
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,543,120
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,343,581
5.375%, 7/1/2025	1,285,000	1,467,303
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,697,325
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,815,900
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, Prerefunded, 5.0%, 7/1/2038	1,965,000	2,178,438
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,521,190
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	11,335,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,724,865
Massachusetts, State Health & Educational Facilities Authority Revenue, Stonehill College, Series K, 0.03% **, 7/1/2037, LOC: JPMorgan Chase Bank NA	1,640,000	1,640,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	11,316,200
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,406,680
Series M, 5.5%, 2/15/2027	1,705,000	2,199,791
Series M, 5.5%, 2/15/2028	3,000,000	3,886,200
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,701,090
Series B, 5.0%, 7/1/2034	1,350,000	1,530,981
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,461,426
Series B, 5.0%, 7/1/2040	8,500,000	9,606,785
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	4,005,560
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,006,950
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, Prerefunded, 5.0%, 8/15/2021, INS: AGMC	2,500,000	2,575,150
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,676,954
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	5,446,800
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	10,000,000	11,816,500
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program:
Series A, 5.0%, 6/1/2038	1,250,000	1,434,663
Series A, 5.0%, 6/1/2044	2,500,000	2,928,725
Massachusetts, State Water Pollution Abatement Trust:
Series 13, Prerefunded, 5.0%, 8/1/2025	5,000,000	5,558,500
Series 13, Prerefunded, 5.0%, 8/1/2026	5,000,000	5,558,500
Series 2, 5.7%, 2/1/2015	35,000	35,162
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,833,080
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	118,204
Series 11, 5.0%, 8/1/2020	100,000	102,749
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2036	2,500,000	2,909,750
Series B, 5.0%, 8/1/2036	3,500,000	4,052,650
Series A, 5.0%, 8/1/2039	5,115,000	5,797,597
Series B, 5.0%, 8/1/2039	7,500,000	8,500,875
Series C, 5.25%, 12/1/2015	420,000	436,779
Series C, ETM, 5.25%, 12/1/2015	665,000	695,809
Series A, 5.25%, 8/1/2026, INS: NATL	1,830,000	2,028,116
Series A, Prerefunded, 5.25%, 8/1/2026, INS: NATL	120,000	134,171
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,696,189
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: NATL	1,630,000	1,695,119
Series A, ETM, 6.5%, 7/15/2019	2,265,000	2,545,520
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,694,050
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,918,296
5.0%, 5/1/2030	1,595,000	1,836,754
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,775,750
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,496,600
University of Massachusetts, Building Authority Revenue, Series 2, Prerefunded, 5.0%, 11/1/2020, INS: AMBAC	9,380,000	9,759,890

		419,509,947
Guam 1.9%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,344,497
Series A, 5.75%, 12/1/2034	3,725,000	4,140,412
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	370,247
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	480,856

		9,336,012
Puerto Rico 1.6%
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015, INS: AGMC	2,500,000	2,540,750
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 6.0%, 8/1/2042	4,325,000	3,299,413
Series A, 6.375%, 8/1/2039	2,500,000	1,976,825

		7,816,988
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,095,070

Total Municipal Bonds and Notes (Cost $403,540,402)		437,758,017
Underlying Municipal Bonds of Inverse Floaters (b) 23.1%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (c)	10,000,000	12,967,700
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.86%, 1/1/2024, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (c)	5,000,000	5,831,250
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.13%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (c)	10,000,000	10,972,172
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (c)	5,000,000	5,577,628
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 15.311%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (c)	20,000,000	22,038,000
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 18.2%, 8/1/2015, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (c)	10,000,000	11,076,238
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.783%, 10/1/2015, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (c)	12,615,000	16,538,943
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.723%, 8/1/2026, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (c)	15,000,000	16,963,350
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.41%, 2/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (c)	10,000,000	12,367,200
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.96%, 8/1/2018, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $100,618,348)		114,332,481

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $504,158,750) †	111.7	552,090,498
Floating Rate Notes (b)	(12.7)	(62,860,000)
Other Assets and Liabilities, Net	1.0	4,792,678

Net Assets	100.0	494,023,176

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.00%	9/1/2035	960,000	960,000	192,547
Massachusetts, State Development Finance Agency Revenue, Northern Berkshire Healthcare, Series A, 144A *	6.00%	2/15/2043	186,483	160,816	80,178
				1,120,816	272,725

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2014.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

†
The cost for federal income tax purposes was $441,104,548.  At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $48,125,950.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,059,518 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,933,568.

(a) When-issued security.
(b)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(c)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(d)	$—	$552,090,498	$—	$552,090,498
Total	$—	$552,090,498	$—	$552,090,498

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Massachusetts Tax-Free Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015